Discontinued Operations - Schedule of Lease Cost (Details) - Catheter Precision, Inc [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Discontinued Operations - Schedule of Lease Cost (Details) [Line Items]
Operating lease cost	$ 162,862
Short term lease cost	108,800
Total lease cost	$ 271,662